Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Effective federal rate	15.00%
Unrecognized tax benefit	$ 3,146	$ 3,006